Significant accounting principles - Condensed consolidated statement of cash flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Profit/(loss) for the year	$ (46,927)	$ 6,602	$ 9,260
Accounts receivable and accrued revenues	(25,421)	(9,869)	7,751
Capitalized voyage expenses	255	0	0
Accounts payable and accrued expenses	8,234	5,407	(1,557)
Net cash provided by/(used in) operating activities	53,985	$ 101,817	$ 194,008
Adjustment, IFRS 15 [Member]
Cash flows from operating activities
Profit/(loss) for the year	1,302
Accounts receivable and accrued revenues	(834)
Capitalized voyage expenses	(255)
Accounts payable and accrued expenses	(213)
Net cash provided by/(used in) operating activities	0
Balance without adoption of IFRS 15 [Member]
Cash flows from operating activities
Profit/(loss) for the year	(45,625)
Accounts receivable and accrued revenues	(26,255)
Capitalized voyage expenses	0
Accounts payable and accrued expenses	8,021
Net cash provided by/(used in) operating activities	$ 53,985